Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and consolidation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial statements. Accordingly, they may not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The interim financial information should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company’s financial statements for the year ended December 31, 2019 included elsewhere herein this filing.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s condensed consolidated balance sheets as of June 30, 2020, condensed consolidated statements of operations and comprehensive loss, changes in equity and cash flows for the six months ended June 30, 2020 and 2019, as applicable, have been made. Operating results for the six months ended June 30, 2020 are not necessarily indicative of the operating results that may be expected for the year ending December 31, 2020 or any future periods.

The condensed consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Restricted cash

Restricted cash include cash pledged for bank loan facilities, cash deposits in special account for the abandonment and site restoration and as performance guarantee in the oil and gas concessions in which the Company operates.

Oil & Gas Property, Full Cost Method

The Company follows the full-cost method of accounting for the Company’s Oil & Gas Property. Under the full-cost method, all productive and non-productive costs incurred in the acquisition, exploration and development associated with properties with proven reserves, are capitalized. As of June 30, 2020 and 2019, all capitalized costs associated with Kruh’s reserves were subject to amortization. Capitalized costs are subject to a quarterly ceiling test that limits such costs to the aggregate of the present value of estimated future net cash flows of proved reserves, computed using the unweighted arithmetic average of the first-day-of the-month oil and gas prices for each month within the 12-month period prior to the end of reporting period, discounted at 10%, and the lower of cost or fair value of proved properties. If unamortized costs capitalized exceed the ceiling, the excess is charged to expense in the period the excess occurs. There were no cost ceiling write-downs for the six months ended June 30, 2020 and 2019.

Depletion for each of the reported periods is computed on the units-of-production method. Depletion base is the total capitalized oil and gas property in the previous period, plus the period capitalization and future development costs. Furthermore, the depletion rate is calculated as the depletion base divided by the total estimated proved reserves that expected to be extracted during the operatorship. Then, depletion is calculated as the production of the period times the depletion rate.

For the six months ended June 30, 2020 and 2019, the estimated proved reserves were considered based on the operatorship of the Kruh Block expiring in May 2030.

The costs associated with properties with unproved reserves or under development, are not initially included in the full-cost depletion base. The costs include but are not limited to unproved property acquisition costs, seismic data and geological and geophysical studies associated with the property. These costs are transferred to the depletion base once the reserve has been determined as proven.

Asset retirement obligations

The Company measures its obligations for the retirement of the oil fields using various assumptions such as the expected period upon the expiry of the contract and the complete depletion of the oil deposits underground, the degree of the damage the operation had done to the oil field, and the related governmental requirements imposed on the Company as a contractor. The asset retirement obligation is reviewed and adjusted each quarter for any liabilities incurred or settled during the period, accretion expense and any revisions made to the estimated cash flows and changes required by PT Pertamina (Persero) (“Pertamina”).

Revenue recognition

The Company adopted ASC Topic 606, “Revenue from Contracts with Customers” on January 1, 2019, using the modified retrospective method applied to contract that was not completed as of January 1, 2019. Under the modified retrospective method, prior period financial positions and results will not be adjusted. The cumulative effect adjustment recognized in the opening balances included no significant changes as a result of this adoption.

The Kruh Block operation is governed by the Technical Assistance Contract (“TAC”) established between GWN and Pertamina, under which the Company has the operatorship to, but not the ownership of, the extraction and production of oil from the designated oil deposit location in Indonesia until May 2020 and the operatorship of Kruh Block continues as a Joint Operation Partnership (“KSO”) from May 2020 until May 2030.

The Company recognizes revenue from the entitlement of its Oil & Gas Property - Kruh Block Proven and profit sharing from the sale of the crude oil with Pertamina, when the Entitlement Calculation Sheets have been submitted to Pertamina after the monthly Indonesian Crude Price (“ICP”) has been published by the Government of Indonesia. The Company delivers the crude oil it produces to Pertamina Jirak Gathering Station (“Pertamina-Jirak”), located approximately 3 miles away from Kruh Block. After the volume and quality of the crude oil delivered is accepted and recorded by Pertamina, Pertamina is responsible for the ultimate sales of the crude to the end-users. The total volume of crude oil sold is confirmed by Pertamina and, combining with the monthly published ICP, the Company calculates the entire amount of its entitlement with Pertamina through the Entitlement Calculation Sheets, at which point revenue is recognized.

Under the operatorship of TAC, the revenue is calculated based on the proceeds of the sales of the crude oil produced by the Company and conducted by Pertamina, with a 65% cap on the proceeds of such sale as part of the cost recovery scheme, on a monthly basis, calculated by multiplying the quantity of crude oil produced by the Company and the prevailing ICP published by the Government of Indonesia. In addition, the Company is also entitled to an additional 26.7857% of the remaining 35% of such sales proceeds as part of the profit sharing. Both of these two portions are recognized as revenue of the Company, net of tax. Accordingly, there were no significant changes to the timing or valuation of revenue recognized for sales of production from exploration and production activities.

Under the operatorship of KSO, a Non-Shareable Oil (NSO) production is determined and agreed between Pertamina and the Company so that the baseline production, with an established decline rate, belongs entirely to Pertamina. The oil production that is above the NSO baseline are shareable between Pertamina and the Company. The revenue is calculated based on the proceeds of the sales of the crude oil produced by the Company and conducted by Pertamina, with a 80% cap on the proceeds of such sale as part of the cost recovery scheme, on a monthly basis, calculated by the result of multiplying the quantity of NSO baseline and the pre-determined cost per barrel for NSO, plus the result of multiplying the quantity of shareable oil production and the prevailing ICP published by the Government of Indonesia. In addition, the Company is also entitled to an additional 23.5294% of the remaining 20% of such sales proceeds of shareable oil production as part of the profit sharing. Both of these two portions are recognized as revenue of the Company, net of tax. Accordingly, there were no significant changes to the timing or valuation of revenue recognized for sales of production from exploration and production activities.

The Company does not have any contract assets (unbilled receivables) since revenue is recognized when control of the crude oil is transferred to the refinery and the payment for the crude oil is not contingent on a future event.

There were no significant contract liabilities or transaction price allocations to any remaining performance obligations as of June 30, 2020 or December 31, 2019.

Recently issued accounting standards

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies (“EGCs”) can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). It requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In July 2018, the FASB issued ASU 2018-11, Lease (Topic 842) Targeted Improvements. The amendments in this Update provide entities with an additional (and optional) transition method to adopt the new leases standard. In November 2019, the FASB issued ASU 2019-10, Financial Instruments – Credit Losses (Topic 325), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, to defer certain effective dates for these standards. In June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842), to defer the effective date of Leases for entities in the “all other” category and public NFP entities that have not yet issued their financial statements (or made financial statements available for issuance) reflecting the adoption of Leases. The lease standard is effective for all other entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application is allowed. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASU 2019-04, ASU 2019-05, ASU 2019-09, ASU 2019-10 and ASU 2020-03. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, the FASB issued ASC No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which mitigate transition complexity by requiring that for nonpublic business entities the amendments in Update 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The adoption had no material impact on the Company’s financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.